FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Assets, beginning balance	$ 352,814,733
Assets, ending balance	342,928,809	$ 352,814,733
Recurring Fair Value | Level 3
Assets
Assets, beginning balance	3,310,580	2,790,771
Included in earnings	49,210	486,094
OCI	165,561	89,072
Purchases	3,828,398	682,660
Settlement	(902,387)	(710,453)
Reclassifications	(13,597)	(3,958)
Prepaids	(9,613)	(19,181)
Transfers in to Level 3	65,480	53,315
Transfers out of Level 3	(239,384)	(57,740)
Assets, ending balance	6,254,248	3,310,580
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	1,192,611	984,339
Included in earnings	(71,393)	290,381
Purchases	1,304,909	617,087
Settlement	(816,973)	(657,213)
Reclassifications	(13,597)	(3,958)
Transfers in to Level 3	46,984	596
Transfers out of Level 3	(239,384)	(38,621)
Assets, ending balance	1,403,157	1,192,611
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	1,163,336	937,633
Included in earnings	(60,699)	270,494
Purchases	1,295,089	607,659
Settlement	(812,275)	(647,914)
Reclassifications	(13,559)	(777)
Transfers in to Level 3	46,459	547
Transfers out of Level 3	(233,678)	(4,306)
Assets, ending balance	1,384,673	1,163,336
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	29,170	46,393
Included in earnings	(10,694)	19,887
Purchases	6,957	9,323
Settlement	(4,593)	(8,986)
Reclassifications	(38)	(3,181)
Transfers in to Level 3	525	49
Transfers out of Level 3	(5,706)	(34,315)
Assets, ending balance	15,621	29,170
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	105	313
Purchases	2,863	105
Settlement	(105)	(313)
Assets, ending balance	2,863	105
Recurring Fair Value | Level 3 | Equity securities
Assets
Assets, beginning balance	462,253	335,006
Included in earnings	(3,577)	(285)
OCI	(8,087)	89,072
Purchases	6,740	15,762
Settlement	(72,647)	(18,848)
Transfers in to Level 3		41,856
Transfers out of Level 3		(310)
Assets, ending balance	384,682	462,253
Recurring Fair Value | Level 3 | Other financial instruments
Assets
Assets, beginning balance	42,171
Included in earnings	(13,746)	(3,851)
Purchases	9,894	46,022
Assets, ending balance	38,319	42,171
Recurring Fair Value | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,532,156	1,358,368
Included in earnings	129,207	188,149
Purchases	9,419
Settlement		(14,361)
Assets, ending balance	1,670,782	1,532,156
Recurring Fair Value | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,530,459	1,355,688
Included in earnings	128,028	189,132
Purchases	3,192
Settlement		(14,361)
Assets, ending balance	1,661,679	1,530,459
Recurring Fair Value | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	1,697	2,680
Included in earnings	1,179	(983)
Purchases	6,227
Assets, ending balance	9,103	1,697
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	81,389	113,058
Included in earnings	8,719	11,700
Purchases	6,789	3,789
Settlement	(12,767)	(20,031)
Prepaids	(9,613)	(19,181)
Transfers in to Level 3	18,496	10,863
Transfers out of Level 3		(18,809)
Assets, ending balance	93,013	81,389
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
Assets
Included in earnings	(4,150)
Purchases	4,150
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	81,389	113,058
Included in earnings	12,869	11,700
Purchases	2,639	3,789
Settlement	(12,767)	(20,031)
Prepaids	(9,613)	(19,181)
Transfers in to Level 3	4,212	10,863
Transfers out of Level 3		(18,809)
Assets, ending balance	78,729	$ 81,389
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Transfers in to Level 3	14,284
Assets, ending balance	14,284
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments
Assets
OCI	173,648
Purchases	2,490,647
Assets, ending balance	2,664,295
Recurring Fair Value | Level 3 | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
Assets
OCI	173,648
Purchases	2,490,647
Assets, ending balance	$ 2,664,295